Subsequent Event	12 Months Ended
Jan. 31, 2017
Subsequent Events [Abstract]
Subsequent events
Subsequent Event
Dividends Declared
On February 21, 2017, the Board of Directors approved the fiscal 2018 annual dividend at $2.04 per share, an increase over the fiscal 2017 dividend of $2.00 per share. For fiscal 2018, the annual dividend will be paid in four quarterly installments of $0.51 per share, according to the following record and payable dates:

Record Date	Payable Date
March 10, 2017	April 3, 2017
May 12, 2017	June 5, 2017
August 11, 2017	September 5, 2017
December 8, 2017	January 2, 2018